Investment Strategy - Nuveen Impact Bond ETF	Sep. 04, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, the Fund invests at least 80% of its assets in impact bonds. For these purposes, impact bonds are fixed-income securities that meet the requirements of the Impact framework as described below. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds, taxable municipal securities and mortgage-backed or other asset-backed securities. The Fund may also invest in other fixed-income securities, including those of non-investment-grade quality (usually called “high-yield” or “junk bonds”). Securities of non-investment-grade quality are speculative in nature. The Fund may also invest in securities having a variable or floating interest rate. The Fund may invest in fixed-income securities of any duration. As of June 30, 2026, the duration of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index, was 5.81 years. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.
The Fund is actively managed and does not rely exclusively on rating agencies when making investment decisions. Instead, the Fund’s investment sub-adviser, Nuveen Asset Management, LLC (“NAM”) performs its own credit analysis, paying particular attention to economic trends and other market events. Subject to Nuveen’s proprietary impact framework (the “Impact framework”), individual securities or sectors may be overweighted or underweighted relative to the Fund’s benchmark index, when NAM believes that the Fund can generate returns above that of the index.
The Fund seeks to invest the substantial majority of its assets in impact investments. Impact investments include, but are not limited to, securities of companies that develop or provide products or services that seek to provide social or environmental outcomes; structured securities that are collateralized by assets supporting social or environmental themes; and securities issued by the U.S. government or its agencies, and GSEs. Nuveen’s proprietary Impact framework that the Fund takes into consideration is a non-fundamental investment policy. Such framework may be changed without the approval of the Fund’s shareholders.
NAM seeks to invest the Fund’s assets in fixed-income instruments according to the Impact framework as implemented by the Fund’s portfolio management team. The Fund’s overall design and investment strategy centers on rigorous and independent research analysis to help identify bonds with both favorable yields and compelling relative value, and the potential for positive social or environmental impact as it relates to each respective issuer’s and/or individual project’s use of proceeds. The Impact framework identifies securities that provide direct exposure to issuers or projects that NAM believes have the potential to have social or environmental benefits based on qualitative and quantitative factors. NAM does not seek to exclude securities based on negative environmental or social characteristics. Within this exposure to impact investments, the Fund seeks opportunities to invest in publicly traded fixed-income securities that finance initiatives in areas including affordable housing, community and economic development, renewable energy and climate change, and natural resources.
NAM engages with certain issuers of investments deemed by NAM to represent impact securities to communicate preferences and encourage alignment with industry best practices regarding use of proceeds, issuance frameworks, impact reporting, labels, and other impact investing topics. NAM measures and monitors the Fund’s progress toward its stated impact objectives on an ongoing basis as part of its investment process, and reports on that progress to investors. The metrics or key performance indicators NAM uses to measure impact outcomes are use-of-proceeds based and vary depending on the impact category associated with a particular investment. On an annual basis, NAM discloses portfolio-level impact outcomes, contribution to targeted environmental and social objectives, and alignment with relevant UN Sustainable Development Goals (“SDGs”) at www.nuveen.com.
Investing on the basis of the Fund’s Impact framework is qualitative and subjective by nature. There can be no assurance that every Fund investment will meet the Impact framework, or will do so at all times, or that the Impact framework or any judgment exercised by NAM will reflect the beliefs or values of any particular investor.
The Fund is not restricted from investing in any securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. NAM considers investments in these securities to be consistent with the Fund’s Impact framework.
The Fund also invests in certain asset-backed securities, mortgage-backed securities and other securities that represent interests in assets such as pools of mortgage loans, automobile loans or credit card receivables. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other institutions or by certain U.S. Government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). NAM's application of the Impact framework to these securities considers the social or environmental characteristics of the underlying collateral pool. NAM does not take into consideration whether the sponsor of an asset-backed security in which the Fund invests meets the Fund’s Impact framework. That is because asset-backed securities represent interests in pools of loans, and not of the ongoing business enterprise of the sponsor. It is therefore possible that the Fund could invest in an asset-backed or mortgage-backed security sponsored by a bank or other financial institution in which the Fund could not invest directly.
The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.
The Fund may also use a trading technique called “mortgage rolls” or “dollar rolls” in which the Fund “rolls over” an investment in a mortgage-backed security before its settlement date in exchange for a similar security with a later settlement date.
The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.
The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund may also invest in foreign securities, including emerging markets fixed-income securities and non-U.S. dollar-denominated instruments.
The Fund may also seek exposure to Regulation S fixed-income securities through investment in a Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “Regulation S Subsidiary”). A Cayman Islands exempted company is a corporate entity established under the laws of the Cayman Islands for the purpose of conducting business mainly outside the Cayman Islands. Regulation S fixed-income securities are debt securities of U.S. and non-U.S. issuers that are issued through private placement offerings without registration with the Securities and Exchange Commission (“SEC”) pursuant to Regulation S under the Securities Act of 1933. These may include sovereign or quasi-sovereign bonds, corporate bonds and structured notes issued pursuant to Regulation S. The Regulation S Subsidiary is advised by NAM and has the same investment objective as the Fund, except that the Regulation S Subsidiary may invest without limitation in Regulation S securities.
The Fund may also seek exposure to certain bonds or fixed-income securities that are sold subject to selling restrictions under the Tax Equity and Fiscal Responsibility Act of 1982 (“TEFRA”), which generally restricts the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes) (“TEFRA Bonds”) through investment of up to 25% of its total assets in a separate Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “TEFRA Bond Subsidiary”). These may include sovereign or quasi-sovereign bonds, corporate bonds and structured notes issued pursuant to TEFRA. The TEFRA Bond Subsidiary is advised by NAM and has the same investment objective as the Fund, except that the TEFRA Bond Subsidiary may invest without limitation in TEFRA Bonds.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For these purposes, impact bonds are fixed-income securities that meet the requirements of the Impact framework as described below. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds, taxable municipal securities and mortgage-backed or other asset-backed securities. The Fund may also invest in other fixed-income securities, including those of non-investment-grade quality (usually called “high-yield” or “junk bonds”). Securities of non-investment-grade quality are speculative in nature. The Fund may also invest in securities having a variable or floating interest rate. The Fund may invest in fixed-income securities of any duration.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to invest the substantial majority of its assets in impact investments. Impact investments include, but are not limited to, securities of companies that develop or provide products or services that seek to provide social or environmental outcomes; structured securities that are collateralized by assets supporting social or environmental themes; and securities issued by the U.S. government or its agencies, and GSEs. Nuveen’s proprietary Impact framework that the Fund takes into consideration is a non-fundamental investment policy. Such framework may be changed without the approval of the Fund’s shareholders.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal conditions, the Fund invests at least 80% of its assets in impact bonds. For these purposes, impact bonds are fixed-income securities that meet the requirements of the Impact framework as described below. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds, taxable municipal securities and mortgage-backed or other asset-backed securities. The Fund may also invest in other fixed-income securities, including those of non-investment-grade quality (usually called “high-yield” or “junk bonds”). Securities of non-investment-grade quality are speculative in nature. The Fund may also invest in securities having a variable or floating interest rate. The Fund may invest in fixed-income securities of any duration. As of June 30, 2026, the duration of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index, was 5.81 years. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.